Other investment (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Feb. 28, 2013 Qilu Stem Cells USD ($)	Feb. 28, 2013 Qilu Stem Cells CNY	May 31, 2010 Qilu Stem Cells	Mar. 31, 2014 Qilu Stem Cells USD ($)	Mar. 31, 2014 Qilu Stem Cells CNY	Mar. 31, 2013 Qilu Stem Cells CNY	Mar. 31, 2012 Qilu Stem Cells CNY
Schedule of Equity Method Investments [Line Items]
Percentage equity interest owned					24.00%	24.00%
Percentage equity interest acquired					4.08%	4.08%	19.92%
Cash paid for equity interest			54,766		$ 8,650	54,766
Unlisted equity securities, at cost	30,424	189,129	189,129
Dividend income	$ 1,594	9,911	4,685	7,217				$ 1,206	7,497	0	7,217